Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Cost	$ 45,471	$ 42,422
Accumulated amortization	34,654	30,333
Net	10,817	12,089
Computer Equipment [Member]
Cost	40,937	37,469
Accumulated amortization	31,660	28,123
Furniture and Fixtures [Member]
Cost	1,553	1,494
Accumulated amortization	1,257	1,081
Leasehold Improvements [Member]
Cost	822	807
Accumulated amortization	531	401
Equipment Installed With Customers [Member]
Cost	1,635	1,654
Accumulated amortization	1,206	728
Asset under Construction [Member]
Cost	$ 524	$ 998